Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Finite Lived Intangible Assets
Gross carrying amount	$ 3,379	$ 1,607
Accumulated amortization	(1,126)	(906)
Net carrying amount	2,253	701
Additions to intangible assets other than goodwill	1,917	418
Intangible assets other than goodwill related to business combinations
Amount acquired	1,853	356
Weighted-average useful life (in years)	14	8
Amortization expense
Amortization expense of intangible assets other than goodwill	335	157	154
Future amortization expense of intangible assets
2012	322
2013	286
2014	242
2015	195
2016	174
Thereafter	1,034
Total	2,253
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	640	613
Accumulated amortization	(483)	(441)
Net carrying amount	157	172
Additions to intangible assets other than goodwill	74	41
Intangible assets other than goodwill related to business combinations
Amount acquired	15
Weighted-average useful life (in years)	5
Amortization expense
Amortization expense of intangible assets other than goodwill	87	75	76
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	393	419
Accumulated amortization	(295)	(285)
Net carrying amount	98	134
Additions to intangible assets other than goodwill		128
Intangible assets other than goodwill related to business combinations
Amount acquired		128
Weighted-average useful life (in years)		5
Amortization expense
Amortization expense of intangible assets other than goodwill	48	32	25
Intangibles other than software:
Finite Lived Intangible Assets
Additions to intangible assets other than goodwill	1,843	249
Intangible assets other than goodwill related to business combinations
Amount acquired	1,838	228
Weighted-average useful life (in years)	14	9
Amortization expense
Amortization expense of intangible assets other than goodwill	200	50	53
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	1,499	315
Accumulated amortization	(163)	(73)
Net carrying amount	1,336	242
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	564	140
Accumulated amortization	(123)	(52)
Net carrying amount	441	88
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	213	68
Accumulated amortization	(32)	(15)
Net carrying amount	181	53
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	70	52
Accumulated amortization	(30)	(40)
Net carrying amount	$ 40	$ 12